UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
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Address:   909 Third Avenue, 30th Floor
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           New York, NY  10172
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Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Member
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                    11/14/02
-----------------------             ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 5
                                            ---------------------------
Form 13F Information Table Value Total:     $         4,673
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                               FORM 13F
                                                                       F132S1102


                               Name of Reporting
 Page 1 of 1                   Manager: Greenhut Overseas, L.L.C.
                                        ----------------------------------------


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                                                                                          Item 6: Investment Discretion
------------------------------------------------------------------------------------------------------------------------------------
Item 1:              Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:  Shares         (b) Shared-    (c) Shared- Item 7: Managers
Name of Issuer       Title of   Number          Market Value   or Principal            As Defined in  Other       See Instr. V
                     Class                                     Amount        (a) Sole  Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel      COM        87509105        21,000         190,000       190,000
------------------------------------------------------------------------------------------------------------------------------------
Covanta Energy       COM        22281N103       9,000          947,900       947,900
------------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.    COM        344849104       2,707,000      271,000       271,000
------------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull         COM        783755101       1,119,000      174,051       174,051
                     CLA
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Tenneco Automotive   COM        880349105       817,000        194,000       194,000
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COLUMN TOTAL                                    4,673,000
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




--------------------------------------------------------------------------------
                    Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------------
Item 1:
Name of Issuer
                    (a) Sole   (b) Shared       (c) None
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Bethlehem Steel     190,000
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Covanta Energy      947,900
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Foot Locker, Inc.   271,000
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Ryerson Tull        174,051
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Tenneco Automotive  194,000
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COLUMN TOTAL
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